Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues
Operating Expenses
Other General & Administrative Expense	82,807	1,727	15,736	3,673	85,613	16,443	39,343	3,673
Total Operating Expenses	82,807	1,727	15,736	3,673	85,613	16,443	39,343	3,673
Profit/(Loss) from operations	(82,807)	(1,727)	(15,736)	(3,673)	(85,613)	(16,443)	(39,343)	(3,673)
Other Income/(Expenses)
Total Other Income/(Expenses)
Net Income/(Loss) before Income Taxes	(82,807)	(1,727)	(15,736)	(3,673)	(85,613)	(16,443)	(39,343)	(3,673)
Income Tax Benefit
Net Income/(Loss)	$ (82,807)	$ (1,727)	$ (15,736)	$ (3,673)	$ (85,613)	$ (16,443)	$ (39,343)	$ (3,673)
Net Loss per Common Share - Basic and Diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	730,039,317	730,039,317	730,039,317	730,039,317	730,039,317	730,039,317	730,039,317	730,039,317